Post-employment benefits for associates - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ (23)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ 25
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of life expectancy after retirement	1 year
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 12
Rate of pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 8
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (4)
Interest on savings account
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 3
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (3)
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	$ 3
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	$ (3)